Supplemental Guarantor/Non-Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified										12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	Nov. 29, 2009	Dec. 02, 2012 Combined Guarantor Subsidiaries	Nov. 27, 2011 Combined Guarantor Subsidiaries	Dec. 02, 2012 Combined Non-Guarantor Subsidiaries	Nov. 27, 2011 Combined Non-Guarantor Subsidiaries	Dec. 02, 2012 Eliminations	Dec. 02, 2012 Tempur-Pedic International Inc. (the "Issuer")	Dec. 19, 2012 Tempur-Pedic International Inc. (the "Issuer") Tempur-Pedic Senior Notes
Supplemental guarantor/non-guarantor financial information
Aggregate principal amount											$ 375,000
Interest rate (as a percent)											6.875%
Percentage of interest held by parent										100.00%
Current assets:
Cash and equivalents	128,154	107,975	109,255	131,427	42,783	60,948	85,371	47,027
Accounts receivable, net	152,619	126,494			83,088		69,531
Inventories	72,364	57,002			57,305		15,218		(159)
Other current assets and deferred income taxes	52,937	50,624			48,787		4,150
Total current assets	406,074	342,095			231,963		174,270		(159)
Property, plant and equipment, at cost	424,006	406,115			385,031		38,975
Less accumulated depreciation	(259,983)	(239,370)			(237,310)		(22,673)
Property, plant and equipment, net	164,023	166,745			147,721		16,302
Other assets:
Goodwill	363,229	361,026	361,958		326,683		36,546
Intangible Assets, Net	14,710	1,116					14,710
Net investment in subsidiaries					41,002				(41,002)
Due from (to) affiliates					145,425				(145,425)
Debt issuance costs, net and other assets	57,309	48,212			37,463		19,846
Total other assets excluding property, plant and equipment	435,248	410,354			550,573		71,102		(186,427)
Total Assets	1,005,345	919,194			930,257		261,674		(186,586)
Current liabilities:
Current portion-long term obligations	4,045	1,584			1,483		2,562
Accounts payable	100,796	68,774			69,942		30,854
Accrued customer incentives and advertising	34,664	26,038			24,421		10,243
Accrued compensation	33,065	17,601			28,302		4,763
Accrued interest	14,484	14,074			14,484
Other accrued liabilities	35,913	28,426			30,591		5,322
Deferred income tax liabilities	3,000						3,000
Total current liabilities	225,967	156,497			169,223		56,744
Long-term obligations	765,521	790,297			765,479		42
Due to affiliates							145,584		(145,584)
Other liabilities	60,249	52,415			53,075		7,174
Deferred income tax liabilities	93	549					93
Redeemable noncontrolling interest	11,035						11,035
Stockholders' equity (deficit)	(57,520)	(80,564)	(87,639)	(107,992)	(57,520)		41,002		(41,002)
Total Liabilities and Stockholders' Deficit	$ 1,005,345	$ 919,194			$ 930,257		$ 261,674		$ (186,586)